Taxation (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Taxation
Income (loss) for the year	$ (79,967)	$ 2,524,763	$ (153,715)
Income tax expense	0	0	0
Income (loss) excluding income tax	(79,967)	2,524,763	(153,715)
Income tax recovery using the Company's domestic tax rate	(22,000)	682,000	(42,000)
Effect of tax rates in foreign jurisdiction	1,000	0	0
Non-deductible expenses and other	1,000	10,000	0
Differences in statutory tax rates and deferred tax rate	0	(2,000)	0
Changes in unrecognized temporary differences	56,000	(690,000)	42,000
Current tax expenses	$ 36,000	$ 0	$ 0